As filed with the Securities and Exchange Commission on October 15, 2019
1933 Act Registration No. 333-222786
1940 Act Registration No. 811-08517

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 7
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 714

Lincoln Life Variable Annuity Account N
(Exact Name of Registrant)
Lincoln Level AdvantageSM B-Share
Lincoln Level AdvantageSM Advisory
Lincoln Level AdvantageSM B-Class
Lincoln Level AdvantageSM Advisory Class
Lincoln Level AdvantageSM Fee-Based

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, Including Area Code: (260) 455-2000

Leon E. Roday, Esquire
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)

Copy to:
Scott C. Durocher, Esquire
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103

Approximate Date of Proposed Public Offering: Continuous

Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/x/ on October 23, 2019, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on __________, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

/x/ This post-effective amendment designates a new effective date for Post-Effective Amendment No. 6 (File No. 333-222786) filed on August 23, 2019.

SIGNATURES

 (a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this Post-Effective Amendment No. 7 to the registration statement to be signed on its behalf, in the City of Hartford, and the State of Connecticut on this 15th October day of , 2019.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N
(Registrant)

                                                            Lincoln Level AdvantageSM B-Share
                                                            Lincoln Level AdvantageSM Advisory
                                                            Lincoln Level AdvantageSM B-Class
                                                           Lincoln Level AdvantageSM Advisory Class
                                                           Lincoln Level AdvantageSM Fee-Based

By: /s/ Kimberly A. Genovese
Kimberly A. Genovese
       Vice President, The Lincoln National Life Insurance Company
       (Title)

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By:  /s/ Michelle L. Grindle
                                                                                                                    Michelle L. Grindle
       (Signature-Officer of Depositor)
Assistant Vice President, The Lincoln National Life Insurance Company
(Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on October 15, 2019.

Signature	Title

*/s/ Dennis R. Glass Dennis R. Glass	President, Director, and Chairman (Principal Executive Officer)
*/s/ Ellen Cooper Ellen Cooper	Executive Vice President, Chief Investment Officer, and Director
* /s/ Randal J. Freitag Randal J. Freitag	Executive Vice President, Chief Financial Officer, and Director (Principal Financial Officer)
* /s/ Wilford H. Fuller Wilford H. Fuller	Executive Vice President, and Director
* /s/ Leon E. Roday Leon E. Roday	Executive Vice President, Director and General Counsel
* /s/ Keith J. Ryan Keith J. Ryan	Vice President and Director
* By /s/ Kimberly A. Genovese, pursuant to a Power of Attorney Kimberly A. Genovese